PREFERRED LIMITED PARTNERS' EQUITY - Summary of Preferred Limited Partners' Equity (Details) shares in Thousands, $ in Millions, $ in Millions				12 Months Ended
		Mar. 11, 2019 USD ($)	Mar. 11, 2019 CAD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)
Disclosure of preferred limited partners [Line Items]
Preferred limited partners' equity	[1]			$ 833		$ 707	$ 511
Series 5 (C$72)
Disclosure of preferred limited partners [Line Items]
Proceeds from issuing shares					$ 72
Number of shares outstanding (in shares) | shares				2,890
Cumulative dividend rate				5.59%	5.59%
Earliest permitted redemption date				April 2018	April 2018
Dividends recognised as distributions to owners				$ 3		4
Preferred limited partners' equity				$ 49		49
Series 7 (C$175)
Disclosure of preferred limited partners [Line Items]
Proceeds from issuing shares					$ 175
Number of shares outstanding (in shares) | shares				7,000
Cumulative dividend rate				5.50%	5.50%
Earliest permitted redemption date				January 2021	January 2021
Dividends recognised as distributions to owners				$ 7		7
Preferred limited partners' equity				$ 128		128
Series 9 (C$200)
Disclosure of preferred limited partners [Line Items]
Proceeds from issuing shares					$ 200
Number of shares outstanding (in shares) | shares				8,000
Cumulative dividend rate				5.75%	5.75%
Earliest permitted redemption date				July 2021	July 2021
Dividends recognised as distributions to owners				$ 9		9
Preferred limited partners' equity				$ 147		147
Series 11 (C$250)
Disclosure of preferred limited partners [Line Items]
Proceeds from issuing shares					$ 250
Number of shares outstanding (in shares) | shares				10,000
Cumulative dividend rate				5.00%	5.00%
Earliest permitted redemption date				April 2022	April 2022
Dividends recognised as distributions to owners				$ 9		9
Preferred limited partners' equity				$ 187		187
Series 13 (C$250)
Disclosure of preferred limited partners [Line Items]
Proceeds from issuing shares					$ 250
Number of shares outstanding (in shares) | shares				10,000
Cumulative dividend rate				5.00%	5.00%
Earliest permitted redemption date				April 2023	April 2023
Dividends recognised as distributions to owners				$ 10		9
Preferred limited partners' equity				$ 196		196
Series 15 (C$175)
Disclosure of preferred limited partners [Line Items]
Proceeds from issuing shares		$ 131	$ 175		$ 175
Number of shares outstanding (in shares) | shares				7,000
Cumulative dividend rate		5.75%	5.75%	5.75%	5.75%
Earliest permitted redemption date				April 2024	April 2024
Dividends recognised as distributions to owners				$ 6
Preferred limited partners' equity				$ 126
Preferred limited partners' equity
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares				44,890
Dividends recognised as distributions to owners				$ 44		38
Preferred limited partners' equity				$ 833		$ 707

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).